Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 2,571	$ 2,861	$ 3,245
Provisions for expected credit losses	257	114
Total provisions	2,828	2,974
UBS AG
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	2,534	2,825	$ 3,209
Provisions for expected credit losses	257	114
Total provisions	$ 2,791	$ 2,938